Variable Interest Entity - Schedule of Variable Interest Entity of Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Total current assets	$ 9,261,921	$ 17,854,356
Other assets, non-current	4,302,000	4,304,640
Non-current accounts receivable, net	2,101,276	4,985,479
Property, plant and equipment	3,713,860	3,516,313
Intangible assets
Total assets	19,379,057	30,660,788
Intercompany payable to the WFOE	20,449,508	19,623,596
Total current liabilities	41,717,595	39,005,733
Total liabilities	41,717,595	39,005,733
Total equity	$ (22,338,538)	$ (8,344,945)